Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 27, 2015	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised		$ 311,354	$ 96,926
Remaining unamortized compensation cost related to unvested stock options and RSUs		$ 157,471	$ 94,112
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition		2 years 10 months 21 days
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)		1,172,707	2,116,701
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)	1
Legacy Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Award vesting amount (as a percent)	25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	25.00%
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price	5 days
Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	25.00%
Long-Term Incentive Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)	1
Long-Term Incentive Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Award vesting amount (as a percent)	25.00%
Long-Term Incentive Plan | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	25.00%
RSU Vesting (as a percent)	33.33%
Long-Term Incentive Plan | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)	33.33%
Long-Term Incentive Plan | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)	33.33%
Long-Term Incentive Plan | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)		0
Long-Term Incentive Plan | Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)		0
Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)	3,743,692
Shares available for issuance, percentage of annual increase	5.00%
Stock Option Plan and LTIP | Class A Subordinate Voting | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)				10,740,971